Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets, Current [Abstract]
Cash and cash equivalents	$ 37,177	$ 27,325
Restricted cash	38,241	44,559
Accounts receivable, net of allowance for doubtful accounts of $1,885 in 2012 and $2,408 in 2011	47,152	49,773
Deferred income taxes	8,227	8,727
Income taxes receivable	2,915	3,679
Other current assets	13,352	10,399
Total current assets	147,064	144,462
Property and equipment, net	542,882	477,356
Goodwill	250,414	213,712
Other intangible assets, net	143,141	103,827
Other assets	30,836	8,665
Total assets	1,114,337	948,022
Liabilities, Current [Abstract]
Accounts payable	62,278	56,514
Bank overdraft	6,027	5,473
Purses payable	19,084	20,066
Accrued expenses	65,537	47,816
Dividends payable	0	10,110
Current maturities of long-term debt	209,728	0
Deferred revenue	43,916	33,472
Total current liabilities	406,570	173,451
Long-term debt, net of current maturities	0	127,563
Other liabilities	21,030	29,542
Deferred revenue	17,794	17,884
Deferred income taxes	24,648	15,552
Total liabilities	470,042	363,992
Commitments and contingencies
Shareholders’ equity:
Preferred stock, no par value; 250 shares authorized; no shares issued	0	0
Common stock, no par value; 50,000 shares authorized; 17,448 shares issued at December 31, 2012 and 17,178 shares issued at December 31, 2011	274,709	260,199
Retained earnings	369,586	323,831
Total shareholders’ equity	644,295	584,030
Total liabilities and shareholders’ equity	$ 1,114,337	$ 948,022